CSMC 2021-NQM7 Trust ABS-15G

Exhibit 99.21

Report Pulled:	10/13/2021 1:01:28 PM
Loan Count:	16
Fields Reviewed	Percentage
First Time Investor Indicator	6.25%
Total Cash Reserves	6.25%

Report Pulled:	10/13/2021 1:01:28 PM
Loan Count:	16
Loan ID	Loan Number	Borrower Last Name	Field	Tape Data	Review Data
433752678	XXXX	XXXX	Total Cash Reserves	XXXX	XXXX
434067762	XXXX	XXXX	First Time Investor Indicator	XXXX	XXXX